Subsequent Events (Hong Kong Wetouch Electronics Technology Limited)	12 Months Ended
Dec. 31, 2019
Hong Kong Wetouch Electronics Technology Limited [Member]
Subsequent Events

NOTE 14 — SUBSEQUENT EVENTS

i) In December 2019, a novel strain of COVID-19 was reported in Wuhan, China. On March 11, 2020, the World Health Organization categorized it as a pandemic. To reduce the spread of the COVID-19, the Chinese government has employed measures including city lockdowns, quarantines, travel restrictions, suspension of business activities and school closures. Due to difficulties resulting from the COVID-19 outbreak, including, but not limited to, the temporary closure of the Company’s factory and operations beginning in early February, limited support from the Company’s employees, delayed access to raw material supplies and inability to deliver products to customers on a timely basis, the Company’s business was negatively impacted and is expected to generate lower revenue and net income during the period from February to June 2020. The Company resumed operations on March 2, 2020 and, as such, the extent of the impact of COVID-19 on the Company’s results of operations and financial condition will depend on future developments, including the duration and spread of the outbreak and the impact on the Company’s customers, which are still uncertain and cannot be reasonably estimated at this point in time.

ii) On June 11, 2020, Sichuan Wetouch entered into a repayment agreement with Renshou Shigao for the RMB3.0 million (equivalent to US$430,923) loan obtained by the Company in 2016 and 2017 from Renshou Shigao (see Note 5 - Borrowing). Pursuant to the agreement, Renshou Shigao reduced the interest payable from RMB0.8 million (equivalent to US$0.1 million) to RMB0.3 million (equivalent to US$0.04 million). On June 15, 2020, Sichuan Wetouch made full repayment of above principal and interests.

iii) On August 14, 2020, Wetouch Holding Group Limited (“Wetouch Holding”) was incorporated under the laws of British Virgin Islands. It became the holding company of HK Wetouch on September 11, 2020.